Income Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Income Before Income Tax [Line Items]
U.S.	$ 171.2	$ 165.1	$ 132.8
Non-U.S.	497.4	663.2	672.7
Income before income taxes	$ 668.6	$ 828.3	$ 805.5